Prepaid Expenses and Deposits (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of Prepaid Expenses and Deposits

	December 31, 2025	December 31, 2024
Exploration and production advances	$39,924	$172,982
Prepaid expenses	6,985	82,774
Close-Out Fund (Note 12)	756,634	686,159
	$803,543	$941,915

Prepaid expenses	$46,909	$255,756
Close-Out Fund (Note 12)	$756,634	$686,159